Land Use Rights, Net	12 Months Ended
May 31, 2023
Text Block [Abstract]
Land Use Rights, Net
7.	LAND USE RIGHTS, NET
Land use rights, net, consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Land use rights	4,083	3,831
Less: accumulated amortization	(474)	(558)
Exchange differences	18	48

Land use rights, net	3,627	3,321

Amortization expenses for land use rights for the years ended May 31, 2021, 2022 and 2023 were US$262, US$205 and US$84, respectively. The Group expects to recognize US$84 in amortization expense for each of the next five years and US$2,901 thereafter.